Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	2,298,365	286,697
Ordinary shares, shares outstanding (in Shares)	2,298,365	286,697
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	58,861	6,060
Ordinary shares, shares outstanding (in Shares)	58,861	6,060